UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      November 14, 2008
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:   $698,060 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc Del     Cl B             084670207   122484    27869 SH       SOLE                    27869        0        0
Canadian Natural Resource Ltd  Common           136385101    41785   609167 SH       SOLE                   609167        0        0
Chesapeake Energy Corp         Common           165167107    65688  1831793 SH       SOLE                  1831793        0        0
Coca Cola Femsa SA de C V      ADR              191241108     8020   158941 SH       SOLE                   158941        0        0
Consolidated Tomoka Land Co    Common           210226106    63985  1481474 SH       SOLE                  1481474        0        0
eBay Inc                       Common           278642103     9928   443600 SH       SOLE                   443600        0        0
Fomento Economico Mexicano-SP  ADR              344419106    51095  1339660 SH       SOLE                  1339660        0        0
Franklin Resources Inc         Common           354613101    20166   228816 SH       SOLE                   228816        0        0
General Dynamics Corporation   Common           369550108    45521   618323 SH       SOLE                   618323        0        0
Goldman Sachs Group Inc        Common           38141G104    18918   147800 SH       SOLE                   147800        0        0
Grupo Televisa SA de CV        ADR              40049J206     8904   407130 SH       SOLE                   407130        0        0
Leucadia National Corp         Common           527288104    29699   653596 SH       SOLE                   653596        0        0
Reynolds American Inc          Common           761713106    70992  1460140 SH       SOLE                  1460140        0        0
SPDR Gold Trust                Gold Shs         78463V107    11147   131039 SH       SOLE                   131039        0        0
Wynn Resorts Ltd               Common           983134107   129728  1589022 SH       SOLE                  1589022        0        0

